Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 223,398	$ 1,000,730
Prepaid expenses	36,091	97,498
Total current assets	259,489	1,098,228
Cash and marketable securities held in Trust Account	92,459,548	91,538,680
Total Assets	92,719,037	92,636,908
Current liabilities:
Accounts payable and accrued expenses	1,030,039	53,680
Convertible promissory note – related party, at fair value	975,324
Due to related party		17,000
Total current liabilities	2,005,363	70,680
Warrant liability	203,838	1,156,512
Total Liabilities	2,209,201	1,227,192
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 9,000,000 shares at $10.27 and $10.17 redemption value, respectively, as of December 31, 2021 and 2020	92,459,548	91,530,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 554,000 issued and outstanding at December 31, 2021 and 2020 (excluding 9,000,000 shares subject to possible redemption as of December 31, 2021 and 2020)	55	55
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 2,250,000 shares issued and outstanding as of December 31, 2021 and 2020	225	225
Additional paid-in capital		444,734
Accumulated deficit	(1,949,992)	(565,298)
Total Shareholders’ Deficit	(1,949,712)	(120,284)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 92,719,037	$ 92,636,908